Trade Notes and Accounts Receivable, Net (Tables) - Trade notes and accounts receivable [Member]	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets [Line Items]
Summary of Trade Notes and Accounts Receivable, Net
	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Trade notes and accounts receivable	$32,678	$28,768
Less: Loss allowance	(2,602)	(2,360)
	$30,076	$26,408

Movements of Allowance for Doubtful Accounts, Trade Notes and Accounts Receivable

Movements of the allowance for doubtful accounts were as follows:

	Individually Assessed for Impairment	Collectively Assessed for Impairment	Total
	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2017	$805	$968	$1,773
Add: Provision for doubtful accounts	535	43	578
Deduct: Amounts written off	(15)	(219)	(234)
Balance on December 31, 2017	$1,325	$792	$2,117

Movements of loss allowance for trade notes and accounts receivable were as follows:

	Year Ended December 31
	2018	2019
	NT$	NT$
	(In Millions)
Beginning balance	$2,117	$2,602
Add: Provision for (reversal of) credit loss	805	(54)
Less: Amounts written off	(320)	(188)
Ending balance	$2,602	$2,360

Provision Matrix Arising from Telecommunications and Project Business	provision matrix arising from telecommunications business and project business is disclosed below:

December 31, 2018

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-3%	3%-30%	7%-69%	19%-82%	32%-90%	61%-95%	100%
Gross carrying amount	$23,307	$455	$95	$49	$37	$36	$418	$24,397
Loss allowance (Lifetime ECL)	(80)	(27)	(24)	(29)	(28)	(25)	(418)	(631)
Amortized cost	$23,227	$428	$71	$20	$9	$11	$—	$23,766

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$4,067	$88	$92	$8	$12	$7	$1,725	$5,999
Loss allowance (Lifetime ECL)	(153)	(8)	(10)	(3)	(8)	(6)	(1,725)	(1,913)
Amortized cost	$3,914	$80	$82	$5	$4	$1	$—	$4,086

December 31, 2019

	Not Past Due	Past Due Less than 30 Days	Pass Due 31 to 60 Days	Pass Due 61 to 90 Days	Pass Due 91 to 120 Days	Pass Due 121 to 180 Days	Pass Due over 180 Days	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
				(In Millions)
Telecommunications business
Expected credit loss rate (Note a)	0%-2%	0%-25%	0%-68%	0%-83%	11%-90%	17%-96%	100%
Gross carrying amount	$19,020	$268	$75	$47	$41	$28	$601	$20,080
Loss allowance (Lifetime ECL)	(56)	(26)	(28)	(35)	(26)	(27)	(601)	(799)
Amortized cost	$18,964	$242	$47	$12	$15	$1	$—	$19,281

Project business
Expected credit loss rate (Note b)	0%-5%	5%	10%	30%	50%	80%	100%
Gross carrying amount	$4,054	$78	$52	$30	$12	$1	$1,472	$5,699
Loss allowance (Lifetime ECL)	(3)	(5)	(5)	(11)	(5)	(1)	(1,472)	(1,502)
Amortized cost	$4,051	$73	$47	$19	$7	$—	$—	$4,197

Note a:

Please refer to Notes 29 and 41 for the information of disaggregation of telecommunications service revenue.  The expected credit loss rate applicable to different business revenue varies so as to reflect the risk level indicating by factors like historical experience.

Note b:

The project business has different loss types according to the customer types.  The expected credit loss rate listed above is for general customers.  When customer is the government or its affiliates, it is expected that no credit loss will occur.  For those who had bounced or exchanged checks as well as those accounts receivable were overdue more than six months that are classified as high risk customers, the expected credit loss of high risk customers is at least 50%, and the rate is increased when the overdue days increases.